New and amended standards and interpretations	12 Months Ended
Dec. 31, 2019
New and amended standards and interpretations
New and amended standards and interpretations

3. New and amended standards and interpretations

On January 1, 2019, the Group adopted IFRS 16, Leases (IFRS 16). The nature of the new standard, impact of adoption on the Group's consolidated financial statements and changes to the Group’s accounting policies resulting from the adoption are described in detail below.

Other amendments and interpretations that became effective on January 1, 2019, did not have a material impact on the Group's consolidated financial statements. The new and revised standards, amendments and interpretations to existing standards issued by the IASB that are not yet effective are not expected to have a material impact on the consolidated financial statements of the Group when adopted.

IFRS 16 Leases

IFRS 16, Leases, was issued in January 2016 and sets out the requirements for the recognition, measurement, presentation and disclosure of leases. IFRS 16 provides a single lessee accounting model, requiring lessees to recognize right-of-use assets and lease liabilities for all leases with a lease term exceeding 12 months in the consolidated statement of financial position.

The Group adopted IFRS 16 on the effective date of January 1, 2019 using the cumulative catch-up transition method. In accordance with the IFRS 16 transition guidance, comparative information was not restated. Key judgments and estimates used under IFRS 16 primarily relate to the evaluation of lease terms and the use of discount rates, refer to Note 4, Use of estimates and critical accounting judgments.

IFRS 16 permits entities to elect a number of practical expedients to simplify the initial adoption of IFRS 16. Upon the adoption of IFRS 16 on January 1, 2019:

▪	The Group applied IFRS 16 to contracts that were previously identified as leases applying IAS 17, Leases (IAS 17), and IFRIC 4, Determining whether an Arrangement contains a Lease;
▪

The Group adjusted its right-of-use assets by the amount of onerous lease contract provisions recognized in the consolidated statement of financial position as of December 31, 2018 in accordance with IAS 37, Provisions, Contingent Liabilities and Contingent Assets;

▪	The Group excluded initial direct costs related to the execution of lease contracts from the measurement of the right-of-use assets; and
▪	The Group applied hindsight to estimate the lease term for all lease contracts existing on the effective date of January 1, 2019.

IFRS 16 opening balance sheet impact

Upon adoption, all lease liabilities were recorded with an equal amount recorded for the related right-of-use assets. The right-of-use assets were then adjusted for onerous lease contract provisions and accrued lease payments recognized in the statement of financial position immediately before adoption and for sublease net investment assets recognized upon adoption.

Lease liabilities recognized upon the adoption of IFRS 16 were previously classified as operating leases in accordance with the previous accounting standard IAS 17. Under the requirements of IAS 17, the Group did not have any significant finance lease arrangements in the statement of financial position prior to adoption of IFRS 16.

Upon the adoption of IFRS 16, the Group identified temporary differences between right-of-use assets, lease liabilities and their tax bases. The deferred tax assets and liabilities are recorded, subject to IAS 12, Income taxes, recognition and offsetting criteria.

The following table shows the adjustments recognized for each applicable line item in the consolidated statement of financial position. Financial statement line items unaffected by the adoption of IFRS 16 are excluded such that the subtotals and totals cannot be calculated from the numbers provided.

Consolidated statement of financial position (extract):

	December 31, 2018	Adjustment upon adoption	January 1, 2019
EURm		of IFRS 16
ASSETS
Right-of-use assets	–	975	975
Other non-current financial assets	373	15	388
Non-current assets	21 246	990	22 236
Other current financial assets	243	16	259
Current assets	18 266	16	18 282
Total assets	39 517	1 006	40 523
SHAREHOLDERS' EQUITY AND LIABILITIES
Accumulated deficit	(1 062)	4	(1 058)
Total equity	15 371	4	15 375
Long-term lease liabilities	–	800	800
Deferred tax liabilities	350	1	351
Provisions	572	(17)	555
Non-current liabilities	10 042	784	10 826
Short-term lease liabilities	–	266	266
Accrued expenses, deferred revenue and other liabilities	3 940	(28)	3 912
Provisions	855	(20)	835
Current liabilities	14 104	218	14 322
Total shareholders' equity and liabilities	39 517	1 006	40 523

In 2019, operating profit was higher primarily due to the recognition of the interest component on lease payments of EUR 28 million as interest expense within financial income and expenses and cash flow from operating activities was higher as the principal portion of lease payments, EUR 221 million, was recorded within cash flow from financing activities.

Reconciliation of IAS 17 non-cancellable operating lease commitments to IFRS 16 lease liability

In accordance with the requirements of the previous accounting standard, IAS 17, the Group disclosed non-cancellable operating lease commitments within Note 30, Commitments and contingencies, of the consolidated financial statements for the year ended December 2018. As of January 1, 2019, the Group recognized lease liabilities in accordance with IFRS 16 for leases which had previously been classified as operating leases under the requirements of IAS 17. The lease liabilities recorded upon adoption of IFRS 16 were measured at the present value of lease payments, using a discount rate based on the Group’s estimated incremental borrowing rate. As of January 1, 2019, the weighted average discount rate was 2.6%.

EURm
IAS 17 operating lease commitment disclosed as of December 31, 2018	1 099
Effect of discounting	(83)
Discounted IAS 17 operating lease commitment as at January 1, 2019	1 016
Add
Lease extension options reasonably certain to be exercised	266
Non-lease components included in the lease liability	41
Less
Leases where commencement date is after January 1, 2019	(238)
Lease commitments related to short-term leases	(21)
Other	2
IFRS 16 lease liability recognized as of January 1, 2019	1 066